Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	$ (23,927)	$ (29,414)	$ (29,414)	$ (18,540)
Other comprehensive income (loss), before taxes	(5,263)	5,786	5,284	(10,812)
Tax expense	21	8	203	(62)
Other comprehensive (loss) income, net of taxes	(5,284)	5,778	5,487	(10,874)
Balance, ending	(29,211)		(23,927)	(29,414)
Accumulated Foreign Currency Adjustment Attributable to Parent
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	(22,908)	(28,867)	(28,867)	(17,847)
Other comprehensive income (loss), before taxes	(5,315)	5,763	5,959	(11,020)
Tax expense	0	0
Other comprehensive (loss) income, net of taxes	(5,315)	5,763	5,959	(11,020)
Balance, ending			(22,908)	(28,867)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	$ (1,019)	$ (547)	(547)	(693)
Other comprehensive income (loss), before taxes			(675)	208
Tax expense			203	(62)
Other comprehensive (loss) income, net of taxes			(472)	146
Balance, ending			$ (1,019)	$ (547)